UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9849

Seligman New Technologies Fund II, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman New Technologies Fund II, Inc.
Schedule of Investments (unaudited)
September 30, 2006

	Shares, Warrants, Partnership Interest, or Principal Amount		Value
Common Stocks 66.8%
Application Software 4.0%
Business Objects (ADR)*	19,800	shs.	$ 674,982
Cognos*	19,800		722,700
salesforce.com*	34,800		1,248,624
Witness Systems*	17,995		315,452
			2,961,758
Communications Equipment 6.1%
Cisco Systems*	25,300		581,900
Corning*	42,800		1,044,748
Foundry Networks*	9,600		126,240
Motorola	22,900		572,500
QUALCOMM	36,300		1,319,505
Research In Motion*	3,000		307,980
TomTom*	13,400		563,887
WaveSplitter Technologies#	42,526		--
			4,516,760
Computer Hardware 3.0%
Apple Computer*	16,800		1,294,104
Hewlett-Packard	24,600		902,574
			2,196,678
Computer Storage and Peripherals 6.6%
Electronics for Imaging*	28,400		649,792
EMC*	98,700		1,182,426
Komag*	16,000		511,360
Seagate Technology	109,900		2,537,591
			4,881,169
Consumer Electronics 3.4%
Garmin	6,400		312,192
Matsushita Electric Industrial	45,000		953,390
Nextest Systems#	93,766		1,233,961
			2,499,543
Data Processing and Outsourced Services 0.7%
First Data	12,500		525,000
Electronic Equipment Manufacturers 0.6%
Mettler-Toledo International*	900		59,535
Orbotech*	17,300		410,010
			469,545
Electronic Manufacturing Services 0.6%
Hon Hai Precision Industry	68,000		413,989
Health Care Equipment 1.6%
American Medical Systems Holdings*	25,700		473,651
Cytyc*	12,800		313,344
GMP Companies#	73,349		3,301
Kinetic Concepts*	13,000		408,980
			1,199,276
Home Entertainment Software 0.7%
Activision*	19,500		294,450
THQ*	7,700		224,609
			519,059
Internet Software and Services 16.3%
Captara#	1,564,953		--
Digital River*	57,400		2,934,288
McAfee*	140,300		3,431,738
Sina*	5,100		128,265
Symantec*	167,250		3,559,080
VeriSign*	98,400		1,987,680
			12,041,051
Life Sciences Tools and Services 0.5%
PerkinElmer	15,300		289,629
Ventana Medical Systems*	2,400		97,992
			387,621
Multi-Sector Holdings 0.1%
Tower Gate (Series E)#	1,562,608		84,811

Publishing and Printing 0.6%
Getty Images*	8,600		427,248

Semiconductor Equipment 8.3%
ASML Holding (NY shares)*	51,900		1,208,231
Cymer*	42,200		1,853,002
KLA-Tencor	41,000		1,823,270
Lam Research*	20,600		933,798
Novellus Systems*	10,200		282,132
Verigy Pte*	1,500		24,390
			6,124,823
Semiconductors 6.0%
ARM Holdings	130,750		287,529
Integrated Device Technology*	18,700		300,322
Linear Technology	15,900		494,808
LSI Logic*	34,700		285,234
Marvell Technology Group*	49,100		951,067
Maxim Integrated Products	19,500		547,365
Microchip Technology	9,400		304,748
Silicon Laboratories*	9,500		294,690
Silicon-On-Insulator-Technologies*	4,639		134,184
Texas Instruments	26,100		867,825
			4,467,772
Systems Software 1.6%
BMC Software*	21,000		571,620
CA	5,900		139,771
CommVault Systems*	1,300		23,400
Enterworks#	24,479		--
NFR Security#	25,246		--
Red Hat*	22,000		463,760
			1,198,551
Technical Software 5.2%
Cadence Design Systems*	38,800		658,048
Synopsys*	159,600		3,147,312
			3,805,360
Wireless Telecommunication Services 0.9%
Alltel	5,000		277,500
NII Holdings (Class B)*	5,700		354,312
			631,812
Total Common Stocks			49,351,826
Convertible Preferred Stocks and Warrants# 13.9%
Application Software 0.4%
Index Stock Imagery (Series A Sr.)	617,046		327,034
Communications Equipment 0.0%
Calient Networks (Series A-1)	88,664		--
Computers and Peripherals 3.4%
Cornice (Series B)	21,705,723		2,500,000
Health Care Equipment 0.0%
GMP Companies (Series C)	3,765		4,769
Internet Software and Services 9.9%
Adexa (Series C)	562,080		342,869
Adexa (Series E)	340,647		163,511
Adexa (exercise price of $0.01, expiring 7/12/2009)	34,064	wts.	--
Cybertrust (Series A)	2,008,399	shs.	6,788,388
			7,294,768
Wireless Telecommunication Services 0.2%
fusionOne (Series D)	2,006,247		142,444
Total Convertible Preferred Stocks and Warrants			10,269,015

Limited Partnerships# 5.8%
Multi-Sector Holdings 5.8%
Asia Internet Capital Ventures	$ 2,276,102		1,795,162
GrandBanks Capital Venture	2,815,717		2,488,746
Total Limited Partnerships			4,283,908

Convertible Promissory Notes# 0.0%
Internet Software and Services 0.0%
Techies.com 9%, 2/20/2008	66,667		--

Short-Term Holdings 13.4%
Time Deposits 13.4%
Bank of Montreal, 5.22%, 10/2/2006	3,690,000		3,690,000
Bank of Nova Scotia International, Toronto 5.15%, 10/2/2006	3,690,000		3,690,000
BNP Paribas, Grand Cayman, 5.28%, 10/3/2006	2,491,000		2,491,000
Total Time Deposits			9,871,000
Convertible Promissory Note# 0.0%
Internet Software and Services 0.0%
Techies.com 9%, payable on demand	133,333		--
Total Short-Term Holdings			9,871,000
Total Investments 99.9%			73,775,749
Other Assets Less Liabilities 0.1%	41,726		41,726
Net Assets 100.0%			$ 73,817,475

____________
* Non-income producing security.
ADR - American Depositary Receipts.

#
Restricted and non-income producing securities. At September 30, 2006, the Fund owned private placement investments that were purchase through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at September 30, 2006, were as follow:

Restricted Securities	Acquisition Date	Cost	Value
Common stocks:
Captara	10/13/00	$ 8,260,899	$ —
Enterworks	10/30/00 to 5/15/01	1,062,500	—
GMP Companies	8/17/00	2,090,628	3,301
Nextest Systems	11/27/01	412,976	1,233,961
NFR Security	3/16/01	1,712,805	—
Tower Gate (Series E)	7/26/00	2,370,322	84,811
WaveSplitter Technologies	9/22/00	3,634,658	—
		19,544,788	1,322,073
Convertible preferred stocks and warrants:
Adexa (Series C)	8/24/00	7,140,288	342,869
Adexa (Series E)	7/12/02	432,622	163,511
Adexa (Warrants, exercise price of $0.01, expiring 7/12/2009)	7/12/02	43	—
Calient Networks (Series A-1)	12/11/00	7,213,357	—
Cornice (Series B)	5/5/06	2,506,181	2,500,000
Cybertrust (Series A)	3/19/01	7,103,757	6,788,388
fusionOne (Series D)	9/13/00 to 10/11/00	10,893,921	142,444
GMP Companies (Series C)	6/3/02	128,010	4,769
Index Stock Imagery (Series A Sr.)	8/18/00 to 4/16/04	1,708,196	327,034
		37,126,375	10,269,015

Limited partnerships:
Asia Internet Capital Ventures	8/15/00	2,279,839	1,795,162
GrandBanks Capital Venture	1/25/01 to 9/29/06	2,815,717	2,488,746
		5,095,556	4,283,908
Convertible promissory notes:
Techies.com:
9%, payable on demand	2/22/01	134,703	—
9%, due 2/20/2008	2/22/01	66,679	—
		201,382	—
Total		$ 61,968,101	$ 15,874,996

At September 30, 2006, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Depreciation
$118,838,029	$4,257,080	$49,319,360	$45,062,280

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The Fund may invest in securities of privately owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market-clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At September 30, 2006, market quotations were not readily available for venture capital securities valued at $15,874,996 (approximately 22% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

By: /S/  LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.